Consolidated Balance Sheets (Parentheticals) - $ / shares	Dec. 31, 2023	Dec. 31, 2022
Common Stock, Par or Stated Value Per Share (in dollars per share)	$ 0.001	$ 0.001
Common stock, authorized (in shares)	600,000,000	600,000,000
Common Stock, Shares, Issued (in shares)	1,977,152	1,755,664
Common stock, outstanding (in shares)	1,977,152	1,755,664